Consolidated Statements of Income - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Consolidated Statements of Income [Abstract]
Revenue (notes 22 and 26)	$ 5,407,000,000	$ 5,340,000,000
Operating, general and administrative expenses (note 23)	(3,016,000,000)	(3,186,000,000)
Restructuring costs (notes 12 and 23)	(14,000,000)	9,000,000
Amortization:
Deferred equipment revenue (note 16)	16,000,000	21,000,000
Deferred equipment costs (note 8)	(65,000,000)	(85,000,000)
Property, plant and equipment, intangibles and other (notes 7,9 and 14)	(1,168,000,000)	(974,000,000)
Operating income	1,160,000,000	1,125,000,000
Amortization of financing costs - long-term debt (note 13)	(3,000,000)	(3,000,000)
Interest expense (notes 13, 14 and 26)	(274,000,000)	(258,000,000)
Equity income of an associate or joint venture (note 6)	0	46,000,000
Loss on disposal of an associate or joint venture (note 6)	0	109,000,000
Other (losses) gains (note 24)	(16,000,000)	50,000,000
Income before income taxes	867,000,000	851,000,000
Current income tax expense (note 25)	120,000,000	114,000,000
Deferred income tax expense (note 25)	59,000,000	4,000,000
Net income	688,000,000	733,000,000
Net income attributable to:
Equity shareholders	688,000,000	731,000,000
Non-controlling interests	0	2,000,000
Net income	$ 688,000,000	$ 733,000,000
Earnings per share (note 19)
Basic and diluted	$ 1.32	$ 1.41